Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2020

AMAI-QTLY-0520
1.9865901.104

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.1%
		Principal Amount(a)	Value
Convertible Bonds - 7.3%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
Liberty Media Corp. 2.25% 9/30/46		$440,000	$204,815
Entertainment - 0.5%
Sea Ltd.:
1% 12/1/24 (b)		240,000	266,428
2.25% 7/1/23		132,000	306,373
			572,801
Media - 0.9%
DISH Network Corp. 3.375% 8/15/26		842,000	683,579
GCI Liberty, Inc. 1.75% 9/30/46 (b)		221,000	278,188
Liberty Media Corp. 1.375% 10/15/23		163,000	154,035
			1,115,802
TOTAL COMMUNICATION SERVICES			1,893,418
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
Tesla, Inc. 2% 5/15/24		100,000	182,419
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Corp. 5% 10/1/24		390,769	416,672
Internet & Direct Marketing Retail - 0.4%
MercadoLibre, Inc. 2% 8/15/28		122,000	159,058
Pinduoduo, Inc. 0% 10/1/24 (b)		328,000	357,389
			516,447
TOTAL CONSUMER DISCRETIONARY			1,115,538
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 5.5% 9/15/26		915,000	41,175
DHT Holdings, Inc. 4.5% 8/15/21		851,000	1,142,468
			1,183,643
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
AXA SA 7.25% 5/15/21 (b)		163,000	118,222
HEALTH CARE - 0.5%
Biotechnology - 0.5%
Novavax, Inc. 3.75% 2/1/23		799,000	628,125
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. 1.125% 10/15/24		220,000	185,900
Construction & Engineering - 0.2%
Granite Construction, Inc. 2.75% 11/1/24 (b)		290,000	220,615
TOTAL INDUSTRIALS			406,515
INFORMATION TECHNOLOGY - 2.3%
IT Services - 0.2%
Okta, Inc. 0.25% 2/15/23		79,000	201,796
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 2.125% 9/1/26		96,000	550,136
Microchip Technology, Inc. 1.625% 2/15/27		342,000	351,010
Micron Technology, Inc. 3.125% 5/1/32		64,000	269,990
SMART Global Holdings, Inc. 2.25% 2/15/26 (b)		200,000	176,357
			1,347,493
Software - 1.0%
Coupa Software, Inc. 0.125% 6/15/25 (b)		117,000	129,270
DocuSign, Inc. 0.5% 9/15/23		179,000	251,436
LivePerson, Inc. 0.75% 3/1/24 (b)		360,000	329,996
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (b)		249,000	212,273
Workday, Inc. 0.25% 10/1/22		287,000	317,853
			1,240,828
TOTAL INFORMATION TECHNOLOGY			2,790,117
UTILITIES - 0.5%
Electric Utilities - 0.5%
NRG Energy, Inc. 2.75% 6/1/48		617,000	587,693

TOTAL CONVERTIBLE BONDS			8,723,271

Nonconvertible Bonds - 24.8%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 3.8% 2/15/27		339,000	352,221
Front Range BidCo, Inc.:
4% 3/1/27 (b)		325,000	310,984
6.125% 3/1/28 (b)		175,000	166,250
Intelsat Luxembourg SA 8.125% 6/1/23		200,000	41,000
Sable International Finance Ltd. 5.75% 9/7/27 (b)		70,000	61,770
Sprint Capital Corp. 8.75% 3/15/32		505,000	667,863
Verizon Communications, Inc. 4.4% 11/1/34		225,000	263,418
			1,863,506
Entertainment - 1.4%
The Walt Disney Co.:
2% 9/1/29		855,000	834,072
2.75% 9/1/49		550,000	543,121
Viacom, Inc. 6.25% 2/28/57 (c)		395,000	339,700
			1,716,893
Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		385,000	377,300
5.75% 2/15/26 (b)		1,245,000	1,257,948
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25		5,000	5,386
Lamar Media Corp. 4% 2/15/30 (b)		75,000	69,750
Sirius XM Radio, Inc. 4.625% 7/15/24 (b)		225,000	228,359
Time Warner Cable, Inc. 6.55% 5/1/37		5,000	5,614
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		65,000	63,700
			2,008,057
Wireless Telecommunication Services - 2.6%
Neptune Finco Corp. 10.875% 10/15/25 (b)		405,000	436,388
Sprint Corp. 7.875% 9/15/23		655,000	722,059
T-Mobile U.S.A., Inc.:
6% 3/1/23		500,000	502,755
6.375% 3/1/25		325,000	331,916
6.5% 1/15/26		350,000	367,500
Ypso Finance BIS SA:
6% 2/15/28 (b)		140,000	123,155
10.5% 5/15/27 (b)		630,000	664,650
			3,148,423
TOTAL COMMUNICATION SERVICES			8,736,879
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.6%
Tesla, Inc. 5.3% 8/15/25 (b)		780,000	731,250
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp. 2.125% 3/1/30		250,000	232,918
Starbucks Corp. 2% 3/12/27		238,000	224,706
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		125,000	93,750
Wynn Macau Ltd. 4.875% 10/1/24 (b)		200,000	189,480
Yum! Brands, Inc. 7.75% 4/1/25 (b)		170,000	178,500
			919,354
Household Durables - 0.6%
Lennar Corp. 6.25% 12/15/21		640,000	638,400
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 4.5% 3/1/28 (b)		38,000	32,300
Lowe's Companies, Inc. 3.65% 4/5/29		225,000	231,702
			264,002
TOTAL CONSUMER DISCRETIONARY			2,553,006
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49		150,000	176,529
PepsiCo, Inc. 2.875% 10/15/49		275,000	285,401
			461,930
Food & Staples Retailing - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		1,105,000	1,093,950
ESAL GmbH 6.25% 2/5/23 (b)		350,000	346,395
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		205,000	206,025
Sysco Corp. 2.4% 2/15/30		200,000	164,308
			1,810,678
Food Products - 1.3%
JBS Investments II GmbH 7% 1/15/26 (b)		485,000	483,341
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		615,000	656,513
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		350,000	361,375
			1,501,229
TOTAL CONSUMER STAPLES			3,773,837
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Nabors Industries Ltd. 7.25% 1/15/26 (b)		155,000	52,700
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp. 11.5% 1/1/25 (b)		320,000	51,200
EG Global Finance PLC:
6.75% 2/7/25 (b)		480,000	393,600
8.5% 10/30/25 (b)		225,000	200,250
MEG Energy Corp.:
7% 3/31/24 (b)		254,000	117,158
7.125% 2/1/27 (b)		275,000	135,883
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28 (b)		290,000	195,025
Petroleos Mexicanos:
6.75% 9/21/47		14,000	9,170
7.69% 1/23/50 (b)		440,000	301,400
Range Resources Corp. 4.875% 5/15/25		185,000	110,075
Teekay Corp. 9.25% 11/15/22 (b)		250,000	250,000
The Williams Companies, Inc. 5.75% 6/24/44		20,000	20,908
Viper Energy Partners LP 5.375% 11/1/27 (b)		125,000	105,000
			1,889,669
TOTAL ENERGY			1,942,369
FINANCIALS - 1.3%
Banks - 0.0%
Royal Bank of Scotland Group PLC 6% 12/19/23		30,000	31,165
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.15% 5/22/45		30,000	35,473
Morgan Stanley 5% 11/24/25		30,000	33,162
			68,635
Consumer Finance - 0.3%
Ally Financial, Inc. 8% 11/1/31		150,000	169,875
Toyota Motor Credit Corp. 2.15% 2/13/30		212,000	196,844
			366,719
Diversified Financial Services - 0.6%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (b)		635,000	669,925
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)		500,000	430,000
TOTAL FINANCIALS			1,566,444
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 4.625% 2/1/28 (b)		200,000	198,000
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		55,000	47,295
			245,295
Health Care Providers & Services - 1.6%
Centene Corp.:
4.25% 12/15/27 (b)		50,000	50,095
4.75% 1/15/25 (b)		125,000	126,563
5.25% 4/1/25 (b)		200,000	203,000
Community Health Systems, Inc. 8.125% 6/30/24 (b)		220,000	152,434
CVS Health Corp.:
4.1% 3/25/25		5,000	5,262
4.3% 3/25/28		204,000	216,649
4.78% 3/25/38		2,000	2,197
5.05% 3/25/48		3,000	3,407
HCA Holdings, Inc. 3.5% 9/1/30		665,000	603,741
Laboratory Corp. of America Holdings 2.95% 12/1/29		212,000	204,541
Tenet Healthcare Corp. 8.125% 4/1/22		150,000	141,750
UnitedHealth Group, Inc. 2.875% 8/15/29		175,000	184,429
			1,894,068
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29		342,000	330,015
3.65% 12/15/25		175,000	181,381
			511,396
TOTAL HEALTH CARE			2,650,759
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.9%
Arconic Rolled Products Corp. 6.125% 2/15/28 (b)		85,000	86,913
Arconic, Inc. 5.95% 2/1/37		350,000	304,500
Bombardier, Inc. 7.875% 4/15/27 (b)		290,000	200,100
Northrop Grumman Corp.:
3.25% 1/15/28		300,000	314,746
4.03% 10/15/47		191,000	217,580
			1,123,839
Air Freight & Logistics - 0.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		570,000	472,388
Construction & Engineering - 0.2%
AECOM 5.875% 10/15/24		200,000	195,500
Road & Rail - 0.4%
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		175,000	172,760
8% 11/1/26 (b)		320,000	315,541
			488,301
TOTAL INDUSTRIALS			2,280,028
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.5%
SSL Robotics LLC 9.75% 12/31/23 (b)		625,000	643,750
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (b)		214,000	227,705
IT Services - 0.9%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		190,000	167,200
MasterCard, Inc. 2.95% 6/1/29		205,000	218,430
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		520,000	462,644
Science Applications International Corp. 4.875% 4/1/28 (b)		250,000	240,000
			1,088,274
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp. 2.45% 11/15/29		180,000	183,404
Micron Technology, Inc. 4.64% 2/6/24		250,000	253,972
			437,376
Software - 0.2%
Adobe, Inc. 2.3% 2/1/30		175,000	174,939
TOTAL INFORMATION TECHNOLOGY			2,572,044
MATERIALS - 2.2%
Chemicals - 0.8%
CF Industries Holdings, Inc. 4.95% 6/1/43		455,000	432,114
Consolidated Energy Finance SA:
6.5% 5/15/26 (b)		330,000	277,200
6.875% 6/15/25 (b)		40,000	34,600
The Chemours Co. LLC 5.375% 5/15/27		285,000	217,982
			961,896
Containers & Packaging - 0.6%
Berry Global, Inc. 5.5% 5/15/22		500,000	492,521
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		170,000	174,082
			666,603
Metals & Mining - 0.8%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		300,000	246,000
7.5% 4/1/25 (b)		150,000	123,900
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		555,000	441,225
Steel Dynamics, Inc. 5.25% 4/15/23		185,000	181,105
			992,230
TOTAL MATERIALS			2,620,729
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Omega Healthcare Investors, Inc. 4.5% 4/1/27		17,000	16,807
UTILITIES - 0.7%
Electric Utilities - 0.7%
NRG Yield Operating LLC 5% 9/15/26		60,000	58,050
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		725,000	746,750
			804,800
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		14,000	13,790
TOTAL UTILITIES			818,590

TOTAL NONCONVERTIBLE BONDS			29,531,492

TOTAL CORPORATE BONDS
(Cost $39,537,733)			38,254,763

U.S. Government and Government Agency Obligations - 7.5%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45		20,000	25,066
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25		$156,000	$173,154
0.625% 1/15/26		105,000	117,795

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			316,015

U.S. Treasury Obligations - 7.2%
U.S. Treasury Bonds:
2% 2/15/50		4,050,000	4,703,840
3% 2/15/49		83,000	115,743
U.S. Treasury Notes:
1.625% 6/30/21		1,000,000	1,018,438
1.625% 8/15/29		1,013,000	1,099,936
1.75% 6/30/24		1,000,000	1,059,063
2% 12/31/21		99,000	102,055
2.125% 12/31/22		80,000	84,053
2.125% 3/31/24		149,000	159,581
2.625% 2/15/29		100,000	116,930
2.75% 2/28/25		110,000	122,650

TOTAL U.S. TREASURY OBLIGATIONS			8,582,289

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,652,960)			8,898,304

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $14,067)		15,000	14,889

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 10% 1/1/25	BRL	$35,000	$7,614
Israeli State 3.375% 1/15/50		10,000	9,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,063)			17,314
		Shares	Value

Common Stocks - 49.6%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.		20,100	585,915
Verizon Communications, Inc.		17,771	954,836
			1,540,751
Entertainment - 0.2%
The Walt Disney Co.		3,056	295,210
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (d)		1,495	1,737,115
Facebook, Inc. Class A (d)		5,700	950,760
Twitter, Inc. (d)		17,900	439,624
			3,127,499
Media - 1.4%
Comcast Corp. Class A		6,200	213,156
Gray Television, Inc. (d)		58,500	628,290
ViacomCBS, Inc. Class B		55,600	778,956
			1,620,402
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (d)		8,000	671,200
Vodafone Group PLC sponsored ADR		800	11,016
			682,216

TOTAL COMMUNICATION SERVICES			7,266,078

CONSUMER DISCRETIONARY - 4.3%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A (d)		7,400	77,774
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.		1,700	281,095
Royal Caribbean Cruises Ltd.		82	2,638
Starbucks Corp.		4,300	282,682
			566,415
Household Durables - 0.4%
Lennar Corp. Class A		6,100	233,020
Sony Corp. sponsored ADR		4,800	284,064
			517,084
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (d)		1,135	2,212,932
Pinduoduo, Inc. ADR (d)		10,400	374,712
			2,587,644
Multiline Retail - 0.2%
Dollarama, Inc.		8,400	233,025
Specialty Retail - 0.7%
Lowe's Companies, Inc.		7,004	602,694
The Home Depot, Inc.		1,000	186,710
TJX Companies, Inc.		195	9,323
			798,727
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B		3,700	306,138
PVH Corp.		33	1,242
			307,380

TOTAL CONSUMER DISCRETIONARY			5,088,049

CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)		3,100	444,416
Diageo PLC		156	4,947
Diageo PLC sponsored ADR		2,200	279,664
Molson Coors Beverage Co. Class B		7,400	288,674
PepsiCo, Inc.		5,219	626,802
The Coca-Cola Co.		14,500	641,625
			2,286,128
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,200	51,823
Kroger Co.		19,624	591,075
Sysco Corp.		3,800	173,394
Walmart, Inc.		4,604	523,106
			1,339,398
Food Products - 1.2%
Campbell Soup Co.		3,900	180,024
JBS SA		29,900	117,043
McCormick & Co., Inc. (non-vtg.)		11	1,553
Mondelez International, Inc.		8,400	420,672
Nestle SA sponsored ADR		7,150	736,379
			1,455,671
Household Products - 0.5%
Procter & Gamble Co.		5,000	550,000
Reynolds Consumer Products, Inc.		400	11,668
			561,668
Personal Products - 0.6%
Unilever NV		13,555	666,246
Tobacco - 0.0%
Philip Morris International, Inc.		80	5,837

TOTAL CONSUMER STAPLES			6,314,948

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC sponsored ADR		500	12,195
Canadian Natural Resources Ltd.		1,100	14,905
Chevron Corp.		124	8,985
ConocoPhillips Co.		506	15,585
DHT Holdings, Inc.		504,590	3,870,205
Diamond S Shipping, Inc. (d)		1,244	14,692
Enbridge, Inc.		4,200	122,302
Enterprise Products Partners LP		900	12,870
Exxon Mobil Corp.		15,400	584,738
Frontline Ltd. (NY Shares) (e)		114,547	1,100,797
Marathon Petroleum Corp.		500	11,810
Phillips 66 Co.		35	1,878
Scorpio Tankers, Inc.		650	12,428
Ship Finance International Ltd. (NY Shares)		1,100	10,417
Suncor Energy, Inc.		225	3,591
Valero Energy Corp.		2,778	126,010
			5,923,408
FINANCIALS - 1.4%
Banks - 1.3%
Bank of America Corp.		3,328	70,653
Barclays PLC		10,900	12,387
BNP Paribas SA		300	8,759
Citigroup, Inc.		300	12,636
JPMorgan Chase & Co.		9,425	848,533
KBC Groep NV		250	11,344
Lloyds Banking Group PLC		27,100	10,595
M&T Bank Corp.		39	4,034
PNC Financial Services Group, Inc.		2,300	220,156
Truist Financial Corp.		467	14,402
Wells Fargo & Co.		12,609	361,878
			1,575,377
Capital Markets - 0.0%
BM&F BOVESPA SA		4,200	29,018
Consumer Finance - 0.0%
Capital One Financial Corp.		41	2,067
Diversified Financial Services - 0.0%
Berkshire Hathaway, Inc. Class B (d)		27	4,936
Insurance - 0.1%
AXA SA		800	13,546
Chubb Ltd.		554	61,876
Marsh & McLennan Companies, Inc.		62	5,361
MetLife, Inc.		166	5,075
			85,858

TOTAL FINANCIALS			1,697,256

HEALTH CARE - 10.2%
Biotechnology - 2.1%
AbbVie, Inc.		7,777	592,530
Amgen, Inc.		3,061	620,557
Gilead Sciences, Inc.		8,300	620,508
Grifols SA ADR		1,800	36,252
Regeneron Pharmaceuticals, Inc. (d)		1,400	683,606
			2,553,453
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories		3,900	307,749
Becton, Dickinson & Co.		2,145	492,857
			800,606
Health Care Providers & Services - 1.5%
Cigna Corp.		3,318	587,883
CVS Health Corp.		7,100	421,243
HCA Holdings, Inc.		550	49,418
UnitedHealth Group, Inc.		2,919	727,940
			1,786,484
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.		1,500	425,400
Pharmaceuticals - 5.6%
AstraZeneca PLC:
(United Kingdom)		76	6,772
sponsored ADR		14,200	634,172
Bayer AG		1,100	63,028
Bristol-Myers Squibb Co.		9,866	549,931
Eli Lilly & Co.		4,905	680,422
GlaxoSmithKline PLC		13,300	249,563
GlaxoSmithKline PLC sponsored ADR		9,700	367,533
Johnson & Johnson		8,475	1,111,327
Merck & Co., Inc.		8,200	630,908
Novartis AG sponsored ADR		6,500	535,925
Pfizer, Inc.		4,400	143,616
Roche Holding AG:
(participation certificate)		32	10,296
sponsored ADR		22,550	914,854
Sanofi SA sponsored ADR		16,678	729,162
			6,627,509

TOTAL HEALTH CARE			12,193,452

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.9%
General Dynamics Corp.		21	2,779
Maxar Technologies, Inc.		39,200	418,656
Northrop Grumman Corp.		1,159	350,655
Raytheon Co.		2,200	288,530
United Technologies Corp.		71	6,697
			1,067,317
Air Freight & Logistics - 0.2%
Deutsche Post AG		500	13,404
FedEx Corp.		2,000	242,520
			255,924
Building Products - 0.1%
Trane Technologies PLC		1,232	101,751
Industrial Conglomerates - 0.6%
3M Co.		1,050	143,336
General Electric Co.		18,269	145,056
Honeywell International, Inc.		2,925	391,336
			679,728
Machinery - 0.1%
Gardner Denver Holdings, Inc. (d)		4,351	107,905
Professional Services - 0.3%
Equifax, Inc.		29	3,464
FTI Consulting, Inc. (d)		3,200	383,264
			386,728
Road & Rail - 0.2%
Norfolk Southern Corp.		1,265	184,690

TOTAL INDUSTRIALS			2,784,043

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.		30,797	1,210,630
IT Services - 1.4%
Amdocs Ltd.		29	1,594
IBM Corp.		3,700	410,441
MasterCard, Inc. Class A		2,740	661,874
Paychex, Inc.		42	2,643
Visa, Inc. Class A		4,000	644,480
			1,721,032
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.		1,800	97,416
Micron Technology, Inc. (d)		17,800	748,668
NVIDIA Corp.		2,100	553,560
NXP Semiconductors NV		1,858	154,084
Qualcomm, Inc.		13,261	897,107
			2,450,835
Software - 2.5%
Adobe, Inc. (d)		1,200	381,888
CDK Global, Inc.		300	9,855
Microsoft Corp.		16,119	2,542,127
SS&C Technologies Holdings, Inc.		300	13,146
			2,947,016
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.		9,901	2,517,725

TOTAL INFORMATION TECHNOLOGY			10,847,238

MATERIALS - 2.2%
Chemicals - 0.6%
Albemarle Corp. U.S.		2,100	118,377
CF Industries Holdings, Inc.		7,400	201,280
Dow, Inc.		13,500	394,740
DuPont de Nemours, Inc.		73	2,489
The Chemours Co. LLC		1,100	9,757
			726,643
Containers & Packaging - 0.2%
Ardagh Group SA		19,427	230,404
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (e)		9,400	344,886
Franco-Nevada Corp.		3,100	309,736
MMC Norilsk Nickel PJSC sponsored ADR		4,700	116,421
Royal Gold, Inc.		2,500	219,275
Steel Dynamics, Inc.		2,800	63,112
Wheaton Precious Metals Corp.		11,400	313,737
			1,367,167
Paper & Forest Products - 0.3%
Suzano Papel e Celulose SA		47,400	326,484

TOTAL MATERIALS			2,650,698

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.		66	14,372
Americold Realty Trust		18,000	612,720
Crown Castle International Corp.		3,800	548,720
CyrusOne, Inc.		2,900	179,075
Equinix, Inc.		1,050	655,799
Medical Properties Trust, Inc.		2,000	34,580
Prologis, Inc.		5,600	450,072
SBA Communications Corp. Class A		800	215,976
Weyerhaeuser Co.		8,300	140,685
			2,851,999
UTILITIES - 1.2%
Electric Utilities - 0.9%
Exelon Corp.		269	9,902
NextEra Energy, Inc.		4,400	1,058,728
			1,068,630
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield PLC		500	11,150
Clearway Energy, Inc. Class C		600	11,280
NextEra Energy Partners LP		300	12,900
Vistra Energy Corp.		21,977	350,753
			386,083
Multi-Utilities - 0.0%
Ameren Corp.		135	9,832

TOTAL UTILITIES			1,464,545

TOTAL COMMON STOCKS
(Cost $57,854,966)			59,081,714

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.2%
Banks - 0.2%
Wells Fargo & Co. 7.50%		210	267,502
HEALTH CARE - 0.4%
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		3,900	167,115
Life Sciences Tools & Services - 0.2%
Avantor, Inc. Series A 6.25%		4,900	220,059
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. 5.00%		1,300	57,915
TOTAL HEALTH CARE			445,089
INDUSTRIALS - 0.4%
Machinery - 0.4%
Fortive Corp. Series A, 5.00%		500	361,000
Stanley Black & Decker, Inc. Series D 5.25%		2,500	175,575
			536,575
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Sempra Energy Series A, 6.00%		3,400	318,413

TOTAL CONVERTIBLE PREFERRED STOCKS			1,567,579

Nonconvertible Preferred Stocks - 1.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (c)(f)		14,800	206,608
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (c)(f)		21,500	272,190
			478,798
FINANCIALS - 0.7%
Banks - 0.3%
Bank of America Corp. 6.20%		2,812	71,115
PNC Financial Services Group, Inc. Series Q, 5.375%		500	12,210
Wells Fargo & Co. Series Z 4.75%		14,700	309,215
			392,540
Consumer Finance - 0.2%
Capital One Financial Corp. Series J 5.00% (d)		9,000	170,370
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. Series A 5.25%		13,000	220,870
TOTAL FINANCIALS			783,780
UTILITIES - 0.3%
Electric Utilities - 0.0%
Southern Co. 6.25%		1,600	40,472
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Energy Partners LP 5.25% (d)		9,800	190,610
Multi-Utilities - 0.1%
DTE Energy Co. Series B, 5.375%		6,000	144,360
TOTAL UTILITIES			375,442

TOTAL NONCONVERTIBLE PREFERRED STOCKS			1,638,020

TOTAL PREFERRED STOCKS
(Cost $3,928,726)			3,205,599
		Principal Amount(a)	Value

Bank Loan Obligations - 5.1%
COMMUNICATION SERVICES - 0.4%
Media - 0.2%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (c)(f)(g)		263,182	212,080
Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4% 2/2/24 (c)(f)(g)		279,293	277,198

TOTAL COMMUNICATION SERVICES			489,278

CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 1.7%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (c)(f)(g)		1,958,316	1,738,005
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(f)(g)		277,820	230,591
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(f)(g)		43,047	35,729
			2,004,325
Hotels, Restaurants & Leisure - 0.3%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (c)(f)(g)		415,000	368,462
Internet & Direct Marketing Retail - 0.4%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (c)(f)(g)		588,221	491,164

TOTAL CONSUMER DISCRETIONARY			2,863,951

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (c)(f)(g)		1,005,000	221,100
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (c)(f)(g)		365,000	140,525
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (c)(f)(g)		564,087	431,527
			793,152
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/1/25 (c)(f)(g)		583,493	557,721
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (c)(f)(g)		523,664	486,353
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (c)(f)(g)		178,753	134,660
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (c)(f)(g)		342,217	278,907
			413,567
Software - 0.3%
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (c)(f)(g)		257,161	226,302
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/2/25 (c)(f)(g)		197,500	172,992
			399,294

TOTAL INFORMATION TECHNOLOGY			812,861

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8975% 12/29/23 (c)(f)(g)		149,033	134,875
TOTAL BANK LOAN OBLIGATIONS
(Cost $7,812,962)			6,138,191

Preferred Securities - 2.6%
FINANCIALS - 2.0%
Banks - 1.8%
Bank of America Corp. 5.125% (c)(h)		150,000	142,500
Citigroup, Inc. 4.7% (c)(h)		235,000	203,275
JPMorgan Chase & Co.:
4.6% (c)(h)		200,000	175,040
5% (c)(h)		230,000	215,625
5.15% (c)(h)		135,000	128,250
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(f)(h)		1,290,000	1,257,053
			2,121,743
Capital Markets - 0.2%
Credit Suisse Group AG 5.1% (b)(c)(h)		200,000	154,500
Goldman Sachs Group, Inc. 4.4% (c)(h)		85,000	71,188
			225,688

TOTAL FINANCIALS			2,347,431

INDUSTRIALS - 0.6%
Industrial Conglomerates - 0.4%
General Electric Co. 5% (c)(h)		620,000	511,500
Trading Companies & Distributors - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)		395,000	272,550

TOTAL INDUSTRIALS			784,050

TOTAL PREFERRED SECURITIES
(Cost $3,451,268)			3,131,481
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.29% (i)		1,420,004	1,420,430
Fidelity Securities Lending Cash Central Fund 0.28% (i)(j)		1,159,430	1,159,662
TOTAL MONEY MARKET FUNDS
(Cost $2,580,054)			2,580,092
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $123,851,799)			121,322,347
NET OTHER ASSETS (LIABILITIES) - (1.8)%			(2,089,507)
NET ASSETS - 100%			$119,232,840

Currency Abbreviations

BRL – Brazilian real

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,914,575 or 15.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,761
Fidelity Securities Lending Cash Central Fund	2,537
Total	$8,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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